UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SCP Overseas Fund, Ltd.

Address:  c/o The Bank of Bermuda (Cayman) Limited
          P.O. Box 513GT
          Strathvale House
          North Church Street
          George Town
          Grand Cayman, Cayman Islands
          British West Indies

13F File Number: 28-10725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth F. Palumbo
Title:  Chief Financial Officer, Investment Manager
Phone:  (203) 485-8550

Signature, Place and Date of Signing:


/s/ Kenneth F. Palumbo              Greenwich, CT              August 16, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
28-10734                            Shumway Capital Partners LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total: $0
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
          Column 1                Column 2    Column 3   Column 4        Column 5        Column 6  Column 7         Column 8

                                                                                                                Voting Authority
                                                          Value     Shares/   Sh/  Put/  Invstmnt   Other    -----------------------
       Name of Issuer          Title of class   CUSIP    (x$1000)   Prn Amt   Prn  Call  Dscrton   Managers     Sole    Shared  None
       --------------          --------------   -----    --------   -------   ---  ----  -------   --------     ----    ------  ----

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